Intangibles (Details) - Schedule of future amortization expense - Amortization expense [Member] - Ambulnz, Inc. [Member]	Jun. 30, 2021 USD ($)
Intangibles (Details) - Schedule of future amortization expense [Line Items]
2021, remaining	$ 560,501
2022	1,098,366
2023	573,198
2024	116,643
2025	73,602
Thereafter	19,941
Total	$ 2,442,251